Accounting standards (Table)	12 Months Ended
Dec. 31, 2018
Accounting Standards [Abstract]
Classification of Financial Instruments

	Original classification under IAS 39	New classification under IFRS 9

Financial assets
Cash and cash equivalents	Loans and receivables	Amortized cost
Accounts receivable	Loans and receivables	Amortized cost
Derivative assets	FVTPL	FVTPL
Investments in equity securities	Available for sale	FVOCI
Advances receivable from Inkai	Loans and receivables	Amortized cost

Financial liabilities
Accounts payable and accrued liabilities	Other financial liabilities	Amortized cost
Dividends payable	Other financial liabilities	Amortized cost
Derivative liabilities	FVTPL	FVTPL
Long-term debt	Other financial liabilities	Amortized cost